Assets held for sale	12 Months Ended
Dec. 31, 2021
Disclosure Of Assets Held For Sale [Abstract]
Assets held for sale

6. Assets held for sale

In March 2020, the Company decided to focus its efforts and resources on the pharmaceutical business and initiated the process to exit the medical cannabis industry and sell FV Pharma's facility located at 520 William Street, Cobourg, Ontario, K9A 3A5 (the "Facility") and the 64-acre property on which the Facility is located (the “Facility Property”). On February 23, 2022, the Company entered into a firm agreement in connection with the sale of the Facility and the Facility Property. In consideration for the purchase of the Facility and the Facility Property, the purchaser has agreed to pay a cash sum of C$16,500,000, including a deposit of C$660,000. The deposit was received by the Company on February 24, 2022 and the sale is expected to close in mid 2022.

Initially, assets held for sale consisted of the Facility and Facility Property, all biological assets and inventory on hand, and equipment related to the Facility operations (collectively the "Disposal Group"). During the year ended December 31, 2020, the Company either sold or recognized impairment losses on biological assets, inventory and equipment. It is anticipated that no liabilities of the Company will be transferred as part of any proposed transaction. Results of operations related to the Disposal Group are reported as discontinued operations for the years ended December 31, 2021, 2020 and 2019.

In accordance with IFRS 5, Non-current Assets Held for Sale and Discontinued Operations, the assets held for sale were assessed for impairment based on fair value less costs to sell. The fair value was measured using the price at which the Company expects to receive for the disposal group less estimates for the costs of disposal. The fair value less costs to sell was higher than the carrying value of the Disposal Group resulting in recognition of the resulting group at its carrying value.

Assets held for sale as at December 31, 2021 and 2020 consisted of the following:

	2021	2020
	$	$
Property and plant	8,647,779	8,610,504

During the year ended December 31, 2020, the Company sold equipment for proceeds of $36,616 resulting in a loss on sale of $100,337. As part of the sale of equipment the Company also sold all remaining inventory for $1 and recognized a loss on sale of inventory of $197,436 during the year ended December 31, 2020. As FV Pharma surrendered its cannabis license in July 2020, the Company determined that the carrying value of the remaining equipment was not recoverable resulting in recognition of impairment loss of $387,474 for the year ended December 31, 2020.

Net loss and comprehensive loss from discontinued operations for the years ended December 31, 2021, 2020 and 2019 is comprised of the following:

		For the year ended December 31,
	Notes	2021	2020	2019
		$	$	$
Revenue		-	14,514	193,416
Cost of revenue		-	1,032,010	1,473,839
Gross loss before fair value adjustments		-	(1,017,496)	(1,280,423)
Fair value adjustments on inventory sold		-	(945)	16,738
Unrealized loss on changes in fair value of
biological assets		-	166,886	513,625
Gross loss		-	(1,183,437)	(1,810,786)

Expenses
General and administrative	19	1,412,392	1,665,541	2,735,286
Depreciation and amortization		-	90,340	424,199
Impairment of equipment		-	387,474	132,273
Total operating expenses		1,412,392	2,143,355	3,291,758

Loss from discontinued operations		(1,412,392)	(3,326,792)	(5,102,544)

Other income		(64,919)	(79,568)	(53,987)
Loss on sale of equipment		-	100,337	-
Net loss from discontinued operations		(1,347,473)	(3,347,561)	(5,048,557)

Cash flows from discontinued operations for the years ended December 31, 2021, 2020 and 2019 are comprised of the following:

	For the year ended December 31,
	2021	2020	2019
	$	$	$
Operating activities
Net loss from discontinued operations	(1,347,473)	(3,347,561)	(5,048,557)
Add (deduct) items not affecting cash
Depreciation and amortization	-	108,209	424,199
Change in fair value adjustments on inventory sold	-	(945)	16,738
Impairment of inventory	-	534,814	-
Impairment of equipment	-	387,474	-
Change in fair value of biological assets	-	166,886	513,625
Loss on disposal of inventory	-	197,436	-
Loss on sale of equipment	-	100,337	-
Changes in non-cash working capital balances
Other receivables	38,822	960,778	(423,945)
Prepaid expenses and deposits	(20,091)	279,870	54,226
Inventories	-	(21,932)	(709,373)
Biological assets	-	(166,886)	(513,625)
Trade and other payables	(53,299)	63,861	(895,286)
Cash used in operating activities	(1,382,041)	(737,659)	(6,581,998)

F-19

FSD PHARMA INC. Notes to the consolidated financial statements For the years ended December 31, 2021, 2020 and 2019 (expressed in United States dollars)